BUSINESS COMBINATIONS - Acquisition of WAE (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 23, 2016 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Aug. 16, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Number of employees	40
Total consideration paid net of cash and cash equivalents acquired			$ 19,149		$ 16,584	$ 10,569
We Are London Limited (WAE UK)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Business Combination, Additional Consideration Paid		$ 436
We Are Experience, Inc. (WAE US)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 19,851
Down payment	8,500
Contingent consideration	9,448			$ 5,000
Cash payable due to corporate tax savings			575
Working capital adjustment	1,352		1,357
Business combination, transaction costs			$ 515
We Are London Limited | WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	12,131
We Are Experience, Inc. (WAE US) | WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 7,720